Segment Information	3 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information

5. SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the four geographical hubs that the Company operates in: Americas, Europe, ASPA, and MEAI. Due to the materiality, ASPA and MEAI are aggregated into one reportable segment APMA (“Asia Pacific, Middle East, Africa”). As such the Company has three reportable segments – Americas, Europe and APMA. Additionally, the Company has a Corporate / Other revenue and expenses, which primarily consists of non-core activities from the cosmetics and sleeping systems businesses, as well as other administrative costs that are not charged to the operating segments and realized foreign exchange gains and losses. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to realized and unrealized foreign exchange gain / (loss), initial public offering ("IPO")-related costs, share-based compensation and other adjustments relating to non-recurring items.

As of March 31, 2023, the Company changed its internal reporting to the CODM to report results prepared in accordance with IFRS. Comparative segment results have been retrospectively adjusted accordingly.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended December 31, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	181,453	80,134	39,478	301,065	1,859	302,924
Adjusted EBITDA	51,553	23,137	12,184	86,874	(5,518)	81,356
IPO-related costs						(7,294)
Realized and unrealized FX gains / losses						(11,655)
Share-based compensation expenses						(3,591)
EBITDA						58,817
Depreciation and amortization						(23,247)
Finance cost, net						(36,050)
Profit before tax						(480)

	Three months ended December 31, 2022
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	159,799	60,517	26,913	247,229	1,261	248,490
Adjusted EBITDA	54,632	13,492	6,088	74,212	(1,817)	72,395
IPO-related costs						(5,343)
Realized and unrealized FX gains / losses						(30,830)
Other						(1,569)
EBITDA						34,654
Depreciation and amortization						(20,417)
Finance cost, net						(25,098)
Profit before tax						(10,861)